SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Sep. 30, 2025
Class of Warrant or Right [Line Items]
SCHEDULE OF ACTIVITIES RELATED TO FAIR VALUE OF WARRANTS

The following table summarizes the activities related to fair value of the Series A Warrants and Series B Warrants for the year ended September 30, 2025 is as follows:

	Total Valuation	Series A Warrants (a)		Series B Warrants (b)
	US$	Share (Pre-reverse-split)	Valuation	Share (Pre-reverse-split)	Valuation
Balance at beginning of the year	$-	-	$-	-	$-
Issuance (c)	11,800,162	102,831,577	6,027,678	73,317,543	5,772,484
Fair value changes	(2,647,942)	-	(3,022,980)	-	375,038
Exercise	(8,249,933)	(66,894,433)	(2,110,348)	(73,116,067)	(6,139,585)
Balance at end of the year	$902,287	35,937,144	$894,350	201,476	$7,937

Representatives Warrants [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUE OF MODEL OF WARRANTS

The fair value of Representative’s Warrants was determined using the Binomial Tree Pricing Model and the following assumptions:

December 20, 2024
Share price (post-reverse-split)	$316
Risk free interest rate	4.37%
Expected life (years)	5
Expected volatility	84.5%

SCHEDULE OF ACTIVITIES RELATED TO FAIR VALUE OF WARRANTS

The following table summarizes the Company’s activities and status of the Representative’s Warrants:

	Number of Warrant*	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding as of September 30, 2024	-	-
Exercised	1,438	$450	5.0
Forfeited or expired	-
Outstanding as of September 30, 2025	1,438	$450	4.2

* The number of warrants, as well as the exercise prices stated herein, have been retroactively adjusted to reflect the reverse stock split that occurred in September 2025.

Series A Warrants [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUE OF MODEL OF WARRANTS

The fair value of Series A Warrants was determined using the Monte Carlo Model and the following assumptions:

	September 30, 2025	September 8, 2025
Initial floor price (post-reverse-split)	$4.55	$4.55
Share price (post-reverse-split)	$3.15	$6.46
Exercise price (post-reverse-split)	$5.37	$22.40
Risk free interest rate	3.74%	3.57%
Expected life (years)	4.9	5
Expected volatility	86.8%	86.9%

Series B Warrants [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUE OF MODEL OF WARRANTS

The fair value was determined using the Monte Carlo Model and Black-Scholes Model and the following assumptions:

	September 30, 2025		September 8, 2025
	10 Year	15 Year	10 Year	15 Year
Initial floor price (post-reverse-split)	$4.55	$4.55	$4.55	$4.55
Share price (post-reverse-split)	$3.15	$3.15	$6.46	$6.46
Initial exercise price (post-reverse-split)	$0.0008	$0.0008	$0.0008	$0.0008
Risk free interest rate	4.16%	4.43%	4.05%	4.35%
Expected life (years)	10	15	10	15
Expected volatility	80.3%	80.4%	80.44%	80.5%